Related-party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related-party transactions
25    Related-party transactions
In the normal course of business, Philips purchases and sells goods and services from/to various related parties in which Philips typically holds between 20% and 50% equity interest and has significant influence. These transactions are generally conducted with terms comparable to transactions with third parties.
Philips Group
Related-party transactions in millions of EUR

	2022	2023	2024
Sales of goods and services	111	106	89
Purchases of goods and services	46	42	50
Receivables from related parties	55	18	25
Payables to related parties	2	2	2
The above table includes sales transactions between Philips and PMC of EUR 88 million in 2024 (2023: EUR 87 million; 2022: EUR 101 million), under which PMC has leased the equipment to the ultimate customer. In addition, as part of its S&RC operations in the US, Philips Medical
Capital LLC funded durable medical equipment (DMEs) providers, through loans and leases. PMC-funded transactions these DMEs entered into with Philips amount to EUR 75 million in 2024 (2023: EUR 117 million; 2022: EUR 117 million). The associated costs of these funding transactions are borne by the ultimate customer and settled directly with Philips Medical Capital LLC. Philips Medical Capital LLC, a Pennsylvania limited liability company, is owned 60% by De Lage Landen Financial Services, Inc. (DLL) and 40% by Philips Electronics North America Corporation (Philips).
On August 14, 2023, it was announced that Exor N.V. acquired a 15% minority stake in Philips shares and entered into a relationship agreement with the company. Pursuant to the relationship agreement with the company, Exor N.V. proposed one member to the Supervisory Board, who was confirmed at the 2024 Annual General Meeting of Shareholders on May 7, 2024. From this date, Exor is considered a related party for reporting purposes. For remuneration details of Benoît Ribadeau-Dumas as the Exor nominee see Information on remuneration. Exor has agreed to maintain its shareholding of at least 15% up to 20% for three years from August 13, 2023. Philips did not have other reportable transactions with Exor during the period ended December 31, 2024.
In light of the composition of the Executive Committee, the company considers the members of the Executive Committee and the Supervisory Board to be the key management personnel as defined in IAS 24 Related Party Disclosures.
For remuneration details of the Executive Committee, the Board of Management and the Supervisory Board see Information on remuneration.
For Post-employment benefit plans see Post-employment benefits.